Contingent Liabilities (Details Narrative) - Tax Contingent Liability - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Statement Line Items [Line Items]
Contingent liabilities		$ 61,000
Explanation of contingent liabilities	The Company received assessment orders from the Commissioner of Service Tax (India) levying tax as stated above and ordering Eros to pay an additional amount of $30,000 as interest and penalties in connection with the aforesaid matters. On September 3, 2015, the Company filed an appeal against the said order before the authorities. In April 2016, Eros, received a show cause notice from the Commissioner of Service Tax on similar grounds amount aggregating to $1,000 for the period 1 April 2014 to 31 March 2015.	In Fiscal 2015 and Fiscal 2016 Eros received show causes assessment order from the Commissioner of Service Tax (India) levying an amount aggregating to $61,000 (including interest and penalty of $30,000) for the period April 1, 2009 to March 31, 2015 on account of service tax arising on temporary transfer of copyright services and certain other related matters. The Company has filed an appeal against the said order before the authorities. Considering the facts and nature of levies and the ad-interim protection for service tax levy for a certain period granted by the Honourable High Court of Mumbai, the Group expects that the final outcome of this matter will be favorable. There is no further update on this matter as preliminary hearing is yet to begin. In Fiscal 2015, Eros received several assessment orders and demand notices from value added tax and sales tax authorities in India for the payment of amounts aggregating to $3,000 (including interest and penalties) for certain fiscal years between April 1, 2005 and March 31, 2011. Eros has appealed against each of these orders, and such appeals are pending before relevant tax authorities. Though there uncertainties are inherent in the final outcome of these matters, the Company believes, based on assessment made after taking legal advice, that the final outcome of the matters will be favourable.